Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 SGD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)	Mar. 31, 2026 SGD ($)
Summary of Significant Accounting Policies [Line Items]
Convenience of buying rate	$ 1					$ 1.2901
Allowance for expected credit losses	25,637	$ 33,074		$ 358,426	$ 68,436
Reversal inventories write-down	$ 69,219	$ 89,298			56,415
Percentage of bear interest	5.00%	5.00%
Impairment of long-lived assets (in Dollars)
Percentage of remaining economic life of underlying asset	75.00%	75.00%
Lease economic life of underlying asset	25.00%	25.00%
Fair value of underlying asset	90.00%	90.00%
Selling and marketing expenses	$ 4,128,960	$ 5,326,659		4,798,465	3,423,531
Tax benefit	50.00%	50.00%
Research and development expenses				156,947	76,386
Grants received	$ 17,530			$ 28,192	$ 136,827	$ 22,615
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease terms	2 years					2 years
Date of issuance	30 days	30 days
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Lease terms	3 years					3 years
Date of issuance	180 days	180 days